Significant Assumptions Used to Estimate Fair Value of Share Options at the Grant Date (Detail) (Shinhan Financial Group)	12 Months Ended
	Dec. 31, 2008 Year
Shinhan Financial Group
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate	5.16%
Expected lives (in years)	5	[1]
Expected volatility	30.60%	[2]
Expected dividend rate	2.62%

[1]	Expected lives are calculated based on a simplified method since the Group does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term.
[2]	Expected volatility is based on implied volatility derived from historical volatility of the Group's stock price.